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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC  20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


/s/ Sudhir Krishnamurthi                Washington, DC       February 8, 2012
---------------------------------   ---------------------   -----------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            12
Form 13F Information Table Value Total:      $232,838
                                        (in Thousands)

List of Other Included Managers: None

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                              13F INFORMATION TABLE

            ITEM 1                 ITEM 2       ITEM 3   ITEM 4         ITEM 5        ITEM 6   ITEM 7        ITEM 8
------------------------------ -------------- --------- ------- -------------------- ------- ---------- ----------------
                                                                                                        VOTING AUTHORITY
                                                         VALUE   SH/PRN SH/          INVSTMT            ----------------
            ISSUER             TITLE OF CLASS   CUSIP   (x1000)  AMOUNT PRN PUT/CALL DISCRTN OTHER MGRS SOLE SHARED NONE
------------------------------ -------------- --------- ------- ------- --- -------- ------- ---------- ---- ------ ----
ISHARES FTSE CHINA 25 INDEX     COMMON STOCK  464287184   20860  598235  SH            SOLE               X
ISHARES MSCI BRAZIL             COMMON STOCK  464286400    1134   19765  SH            SOLE               X
ISHARES MSCI CHILE INVESTABL    COMMON STOCK  464286640    4245   73553  SH            SOLE               X
ISHARES MSCI MALAYSIA           COMMON STOCK  464286830   17866 1333300  SH            SOLE               X
ISHARES MSCI MEXICO INVESTAB    COMMON STOCK  464286822   14476  269269  SH            SOLE               X
ISHARES MSCI POLAND INVESTAB    COMMON STOCK  46429B606    5423  250600  SH            SOLE               X
ISHARES MSCI SOUTH KOREA IND    COMMON STOCK  464286772   64968 1243161  SH            SOLE               X
ISHARES MSCI TAIWAN INDEX FD    COMMON STOCK  464286731   91138 7782950  SH            SOLE               X
ISHARES MSCI THAILAND INVSTB    COMMON STOCK  464286624    2090   34765  SH            SOLE               X
ISHARES MSCI TURKEY INVSTBLE    COMMON STOCK  464286715    2736   66516  SH            SOLE               X
MARKET VECTORS INDONESIA IND    COMMON STOCK  57060U753    7670  269400  SH            SOLE               X
VANGUARD EMERGING MARKETS FUND  COMMON STOCK  922042858     232    6078  SH            SOLE               X